Financial liabilities	12 Months Ended
Dec. 31, 2020
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Financial liabilities
Note 12. Financial liabilities
12.1 Detail of financial liabilities

	As of December 31,	As of December 31,
	2019	2020
	$ in thousands
Lease debts	46,540	75,764
State Guaranteed loan « PGE »	—	22,701
PPP loan		1,518
Other non-current financial liabilities	—	4,617

Total non-current financial liabilities	46,540	104,600

Lease debts	1,067	6,696

Total current financial liabilities	1,067	6,696

Trade payables	29,264	24,609
Other current liabilities	8,497	19,127

Total Financial liabilities	85,368	155,032

As of December 31, 2020, the increase in
non-current
financial liability is explained by the following elements:

•
a financial liability of $3.0 million related to an equipment rental agreement at our Raleigh good manufacturing practices (“GMP”) facility, which will be reclassified to lease debt when the equipment is delivered or accepted by Cellectis;

•	Cellectis’ obtention of a $1.5 million loan to finance leasehold improvement at our location in New-York;

•	Cellectis Biologics Inc’s obtention of $3.3 million tenant improvement allowance at our location in Raleigh;

•
Calyxt’s obtention of a $1.5
million paycheck protection program loan under the U.S. Coronavirus Aid, Relief and Economic Security (CARES) Act, for which Calyxt has applied for forgiveness on October 21, 2020 but which has not been granted yet as of December 31, 2020; and

•
Cellectis’s obtention of an €
18.5 million (or $22.7
million using exchange rate as of December 31, 2020) loan from a bank syndicate formed with HSBC, Société Générale, Banque Palatine and Bpifrance in the form of a state-guaranteed loan (Prêt Garanti par l’Etat) (the “PGE“). Initiated by the French Government to support companies during the
COVID-19
crisis, the PGE is a bank loan with a fixed interest rate ranging from 0.25%
to
2.35%. After an initial interest-only term of one year, the loan can be amortized over up to five years at the option of the Company. The French government guarantees 90% of the borrowed amount.

12.2 Due dates of the financial liabilities

Balance as of December 31, 2020	Book Value	Less than One Year	One to Five Years	More than Five Years
	$ in thousands
Lease debts	82,460	6,696	30,706	45,058
Other financial liabilities	28,836	78	24,698	4,061

Financial liabilities	111,296	6,774	55,404	49,118

Trade payables	24,609	24,609	—	—
Other current liabilities	19,127	19,127	—	—

Total financial liabilities	155,032	50,510	54,404	49,118